File No. 333-129005
                                             Filed Pursuant to Rule 497(e)
                                          under the Securities Act of 1933

                                                              May 26, 2010


                       Supplement to the December 31, 2009
                     Statement of Additional Information for
                         Pioneer Disciplined Growth Fund

The following will replace the information presented in the statement of additional information for Pioneer Disciplined Growth Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following replaces the paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of April 30, 2010 for Paul Cloonan and August 31, 2009 for Diego Franzin and Ashesh Savla. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account      Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Paul Cloonan          Other Registered     2                 $100,703,000        N/A                N/A
                      Investment
                      Companies
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Pooled         1                 $1,904,261,000      N/A                N/A
                      Investment Vehicles
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Accounts       0                 $0                  N/A                N/A
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------



--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account      Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Diego Franzin         Other Registered     1                 $24,114,000         N/A                N/A
                      Investment
                      Companies
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Pooled         14                $9,659,728.000      N/A                N/A
                      Investment Vehicles
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Accounts       0                 $0                  N/A                N/A
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------


--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account      Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Ashesh Savla          Other Registered     1                 $24,114,000         N/A                N/A
                      Investment
                      Companies
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Pooled         4                 $370,845,000        N/A                N/A
                      Investment Vehicles
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Accounts       0                 $0                  N/A                N/A
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------


The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Share Ownership by Portfolio Managers. The following table indicates as of April 30, 2010 for Paul Cloonan and August 31, 2009 for Diego Franzin and Ashesh Savla the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Paul Cloonan                             A
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Diego Franzin                            B
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Ashesh Savla                             A
---------------------------------------- -------------------------------------------------------------------

*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000


                                                                   24052-00-0510
                                        (C) 2010 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC